Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 4,671		$ 4,102
Ordinary shares, par value		1		1
Ordinary shares, authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, issued	64,804,730	64,804,730	63,384,481	63,384,481
Ordinary shares, outstanding	61,807,169	61,807,169	63,384,481	63,384,481
Treasury shares	2,997,561	2,997,561	0	0